COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Commitments	Future minimum rental commitments under non-cancelable leases with initial or remaining terms in excess of one year at December 31, 2021 were as follows:

Year	Lease Obligation
2022	$4,478,016
2023	2,919,511
2024	1,742,148
2025	1,768,962
2026	1,710,581
Thereafter	2,921,321
Total	$15,540,539